Other liabilities	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Liabilities Abstract
Other liabilities
12	Other liabilities

	December 31,	December 31,
	2018	2017
	$	$
Current
Profit-sharing and other employee related obligations (a)	8,908	8,579

Non-current

Other employee related obligations	1,081	1,113

(a)	Profit sharing and other employee related obligations

As at December 31, 2018, there is a provision amounting to $5,965 for employee profit sharing in Peru and $2,943 for wages, salaries and other employee benefits outstanding (December 31, 2017 - $5,487 and $3,092, respectively).